Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Temporary equity, par value	$ 0.000001	$ 0.000001
Temporary equity, shares issued		28,900,700
Temporary equity, shares outstanding		28,900,700
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	500,000,000,000	500,000,000,000
Common stock, shares outstanding		73,580,500
Common stock, shares issued		73,580,500
Common Class A [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	480,000,000,000	480,000,000,000
Common stock, shares outstanding	70,386,100
Common stock, shares issued	70,386,100
Common Class B [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock, shares outstanding	34,595,100
Common stock, shares issued	34,595,100